BASIC AND DILUTED NET EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net income attributed to Sapiens shareholders	$ 14,463	$ 11,604	$ 11,780
Denominator (thousands):
Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	47,210	40,024	39,953
Shares and related put options issued in Harcase acquisition	0	0	114
Stock options and warrants	1,427	2,292	1,604
Denominator for diluted net earnings per share - adjusted weighted average number of shares	48,637	42,316	41,671